Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 12.6%
19,071	iShares 20+ Year Treasury Bond ETF	$2,583,167	1.9
18,129	iShares Russell 2000 ETF	4,005,421	3.0
78,877	Vanguard Value ETF	10,369,170	7.7

	Total Exchange-Traded Funds
	(Cost $14,228,824)	16,957,758	12.6

MUTUAL FUNDS: 87.3%
	Affiliated Investment Companies: 87.3%
1,326,313	Voya High Yield Bond Fund - Class R6	10,610,507	7.9
2,181,097	Voya Intermediate Bond Fund - Class R6	22,356,249	16.7
154,085	Voya Large-Cap Growth Fund - Class R6	8,613,369	6.4
259,742	Voya Limited Maturity Bond Portfolio - Class I	2,646,767	2.0
139,838	Voya MidCap Opportunities Portfolio - Class R6	2,596,784	1.9
361,055	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,401,376	4.0
480,660	Voya Multi-Manager International Equity Fund - Class I	6,551,401	4.9
380,765	Voya Multi-Manager International Factors Fund - Class I	4,017,075	3.0
254,492	Voya Multi-Manager Mid Cap Value Fund - Class I	2,789,228	2.1
606,300	Voya U.S. Bond Index Portfolio - Class I	6,584,417	4.9
307,813	Voya U.S. High Dividend Low Volatility Fund - Class R6	4,195,487	3.1
2,031,302	Voya U.S. Stock Index Portfolio - Class I	40,808,867	30.4

	Total Mutual Funds
	(Cost $96,954,922)	117,171,527	87.3

	Total Investments in Securities (Cost $111,183,746)	$134,129,285	99.9
	Assets in Excess of Other Liabilities	145,217	0.1
	Net Assets	$134,274,502	100.0

Voya Strategic Allocation Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,957,758	$–	$–	$16,957,758
Mutual Funds	117,171,527	–	–	117,171,527
Total Investments, at fair value	$134,129,285	$–	$–	$134,129,285
Other Financial Instruments+
Futures	56,312	–	–	56,312
Total Assets	$134,185,597	$–	$–	$134,185,597

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 03/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya High Yield Bond Fund - Class R6	$10,457,305	$534,375	$(290,305)	$(90,868)	$10,610,507	$140,871	$229	$-
Voya Intermediate Bond Fund - Class R6	22,029,769	1,851,061	(670,082)	(854,499)	22,356,249	175,114	(16,381)	-
Voya Large-Cap Growth Fund - Class R6	8,754,594	204,211	(291,983)	(53,453)	8,613,369	-	2,576	-
Voya Limited Maturity Bond Portfolio - Class I	2,581,439	148,305	(72,674)	(10,303)	2,646,767	14,280	(40)	-
Voya MidCap Opportunities Portfolio - Class R6	2,741,184	27,263	(86,190)	(85,473)	2,596,784	-	92,524	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,434,029	57,460	(241,356)	151,243	5,401,376	-	12,632	-
Voya Multi-Manager International Equity Fund - Class I	6,715,572	68,157	(406,113)	173,785	6,551,401	-	33,303	-
Voya Multi-Manager International Factors Fund - Class I	4,014,462	53,176	(165,829)	115,266	4,017,075	-	3,788	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,685,974	27,263	(266,063)	342,054	2,789,228	-	3,315	-
Voya U.S. Bond Index Portfolio - Class I	6,462,460	574,413	(184,808)	(267,648)	6,584,417	42,739	(3,225)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	3,895,585	375,349	(371,819)	296,372	4,195,487	-	24,646	-
	$115,419,163	$4,381,564	$(4,567,795)	$1,938,595	$117,171,527	$373,004	$278,310	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	7	06/18/21	$1,388,590	$22,287
			$1,388,590	$22,287
Short Contracts:
U.S. Treasury 10-Year Note	(10)	06/21/21	(1,309,375)	34,025
			$(1,309,375)	$34,025

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $112,993,825.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$21,717,998
Gross Unrealized Depreciation	(526,226)
Net Unrealized Appreciation	$21,191,772